Segment Information (Tables)	12 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Operating Segments Information	The results of continuing operations are shown as follows for the years ended June 30, 2026, 2025 and 2024:
Revenue	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$38,251,497	$32,117,882	$29,773,730
Housekeeping	18,895,861	15,861,366	15,409,924
Senior care services	-	353,404	4,025,456
Total	$57,147,358	$48,332,652	$49,209,110

Cost of revenue	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$28,336,568	$23,796,369	$22,015,277
Housekeeping	15,583,329	13,685,042	13,194,887
Senior care services	-	142,851	2,188,798
Total	$43,919,897	$37,624,262	$37,398,962

Gross profit	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$9,914,929	$8,321,513	$7,758,453
Housekeeping	3,312,532	2,176,324	2,215,037
Senior care services	-	210,553	1,836,658
Total	$13,227,461	$10,708,390	$11,810,148

Sales and marketing expenses	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Unallocated	8,086,406	13,332,629	21,231,218
Total	$8,086,406	$13,332,629	$21,231,218

General and administrative expenses	2026	2025 (reclassified)	2024 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Unallocated	3,466,277	5,367,915	6,256,194
Total	$3,466,277	$5,367,915	$6,256,194

Current assets	2026	2025 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Unallocated current assets	329,747,926	209,107,142
Total	$329,747,926	$209,107,142

Non-current assets	2026	2025 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,376,109	4,265,995
Unallocated non-current assets	9,189,928	64,690,237
Total	$13,566,037	$68,956,232